Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Nov. 30, 2022	Aug. 31, 2022
Current Assets
Cash	$ 8,930	$ 8,476
Amounts receivable	1,624	2,540
Prepayments and other assets	1,220	1,206
Inventories	3,831	3,630
Total current assets	15,605	15,852
Other long-term assets	4,976	4,359
Mineral property, plant and equipment	54,757	51,634
Total assets	75,338	71,845
Current Liabilities
Amounts payable and accrued liabilities	7,103	7,920
Withholding tax payable	181	181
Income tax payable	789	436
Current portion of deferred revenue	2,627	1,864
Current portion of lease liabilities	64
Derivative warrant liabilities	3,484	6,849
Total current liabilities	14,248	17,250
Lease liabilities	77
Deferred revenue		621
Deferred income tax liability	1,129
Provision for reclamation	2,850	2,815
Total liabilities	18,304	20,686
Equity
Share capital	164,173	163,946
Share-based payments reserve	7,313	6,825
Warrants reserve	1,700	1,700
Accumulated deficit	(120,161)	(123,673)
Equity attributable to shareholders	53,025	48,798
Non-controlling interests	4,009	2,361
Total equity	57,034	51,159
Total equity and liabilities	$ 75,338	$ 71,845